MARKETABLE SECURITIES (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2021	Aug. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of movement in marketable securities [Table Text Block]

Balance, August 31, 2019	—
Additions - cost	21,153
Unrealized gain	3,201
Balance, August 31, 2020	24,354
Proceeds from disposals	(31,905)
Gain on disposals	22,504
Unrealized gain	28,247
Balance, February 28, 2021	43,200

Balance, August 31, 2019	—
Additions - cost	21,153
Unrealized gain	3,201
Balance, August 31, 2020	24,354